Segment Information and Revenue Analysis (Tables)	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Market

The summary of our total revenues by geographic market for the years ended June 30, 2019, 2018 and 2017 was as follows:

	For the year ended June 30,
	2019	2018	2017
China	$15,082,443	$14,865,940	$6,839,534
United States	5,522,008	10,168,945	9,082,419
Europe	2,510,190	1,994,085	2,618,851
Australia	216,993	223,463	149,635
Canada	950,353	128,320	481,142
Central and South America	231,426	106,098	411,281
Japan and other Asian countries and regions	1,703,102	2,637,444	1,589,229
Total	$26,216,515	$30,135,295	$21,172,091

Schedule of Revenues by Product Categories

The summary of our total revenues by our product categories for the years ended June 30, 2019, 2018 and 2017 was as follows:

	For the years ended June 30,
	2019	2018	2017
Pet leashes	$6,266,952	$7,102,233	$5,290,918
Pet collars	6,188,672	10,684,908	7,529,420
Pet harnesses	3,587,128	4,980,771	1,508,426
Retractable dog leashes	1,771,805	2,650,932	1,691,066
Intelligent pet products	2,103,523	59,719	-
Gift suspender	4,058,229	3,481,500	2,415,118
Other pet accessories	2,024,742	1,175,232	2,737,143
Climbing hooks	215,464	-	-
Total	$26,216,515	$30,135,295	$21,172,091